RESTRICTED CASH	6 Months Ended
Jun. 30, 2026
Restricted Cash
RESTRICTED CASH

5.	RESTRICTED CASH

As of December 31, 2025 and June 30, 2026, the Group held restricted cash of RMB164,431 and RMB153,338, respectively, in designated bank accounts, which were primarily composed of the deposit required for issuing bank acceptance bills of RMB77,332 and RMB45,956, respectively, capital deposit of RMB770 and RMB771, and the foreign exchange deposits of RMB79,717 and RMB78,532, respectively.